Share-based compensation plans - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares Number_employees	Dec. 31, 2017 CAD ($) shares Number_employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options held	6,007,557	5,809,077
Options exercisable - Weighted average exercisable price | $	$ 22.83	$ 24.95
Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	The options carry vesting periods of one to three years, and expire eight years from the date granted
Authorized shares	43,017,198
Outstanding shares	27,870,289
Performance Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	three-year vesting period
Stock options held	1,343,971	1,070,997
Restricted Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	The RSUs carry vesting periods of one to three years
Stock options held	456,704	463,151
Employee Share Ownership Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	Shares purchased with Company contributions and with dividends paid on such shares become unrestricted 12 months from the date on which such shares were purchased
Employers contribution per employee	Under the plan, employees have the opportunity to participate in the program to a maximum of 6% of eligible earnings each year with Cameco matching the first 3% of employee-paid shares by 50%. Cameco contributes $1,000 of shares annually to each employee that is enrolled in the plan
Number of participants | Number_employees	2,317	2,979
Total number of shares purchased	304,147	370,381
Total amount of employer's contribution | $	$ 3,845,000	$ 4,473,000
Deferred Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	Each DSU fully vests upon award
Stock options held	528,483	452,981
Description of method of settlement for share-based payment arrangement	60% of each director’s annual retainer is paid in DSUs. In addition, on an annual basis, directors can elect to receive 25%, 50%, 75% or 100% of the remaining 40% of their annual retainer and any additional fees in the form of DSUs
Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	vest over three years and expire eight years from the date granted
Stock options held	353,580	391,714
Options exercisable - Weighted average exercisable price | $	$ 17.74	$ 22.13
Phantom Stock Option Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise prices range | $	11.32	14.7
Phantom Stock Option Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise prices range | $	39.53	39.53
Cash Settled Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions | $	$ 9,352,000	$ 5,771,000